Income Taxes - Additional Information (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares
Income Taxes [Line Items]
Income tax expense, reversal		$ (16)		$ 113	$ 13
Corporate statutory tax rate	25.17%	25.17%	34.94%	34.94%	34.94%
Tax effect due to non-taxable income for Indian tax purposes				$ 363	$ 362
Per share effect of tax incentives on both basic and diluted weighted average number of equity shares | $ / shares				$ 0.09	$ 0.09
Percentage of reduced rate of corporate tax	22.00%	22.00%
Percenatge of surcharge	10.00%	10.00%
Percentage of cess	4.00%	4.00%
Deferred income tax liabilities not recognized amount of temporary differences		$ 1,941		$ 1,292
Deferred income tax assets, not recognized on accumulated losses		538		560
Interest income		38		232
Provision for income tax reversed amount		21		63
Reduction of contingent liabilities		125		196
Income Tax Authorities
Income Taxes [Line Items]
Income tax claims not acknowledged as debt	₨ 19,330	226	₨ 27,940	335
Amount paid to statutory authorities	₨ 41,990	$ 491	₨ 87,430	$ 1,048
UNITED STATES
Income Taxes [Line Items]
Branch profit tax	15.00%	15.00%
Approximate branch net assets		$ 907
Deferred tax liability on branch profit tax, net of tax credits		$ 31
First Five Year
Income Taxes [Line Items]
Percentage of tax reduction	100.00%	100.00%
Second Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%
Third Five Year | Top of Range
Income Taxes [Line Items]
Percentage of tax reduction	50.00%	50.00%